VIRTUS Duff & Phelps Water Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—99.6%
Brazil—6.5%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,444,627	$34,454
Canada—3.8%
GFL Environmental, Inc.	323,747	13,905
Stantec, Inc.	65,496	6,180
		20,085

China—0.7%
Guangdong Investment Ltd. (Hong Kong)	4,218,000	3,680
France—2.6%
Veolia Environnement S.A.	398,073	13,904
Japan—2.0%
Kurita Water Industries Ltd.	268,500	10,881
Netherlands—1.4%
Arcadis N.V.	173,414	7,243
Switzerland—5.9%
Belimo Holding AG Registered Shares	3,531	3,482
Geberit AG Registered Shares	19,864	15,538
Georg Fischer AG Registered Shares	186,770	12,638
		31,658

United Kingdom—14.1%
Halma plc	182,221	8,690
Pennon Group plc	1,937,180	13,774
Severn Trent plc	829,260	31,176
United Utilities Group plc	1,343,439	21,622
		75,262

United States—62.6%
Advanced Drainage Systems, Inc.	139,606	20,219
	Shares	Value

United States—continued
American Water Works Co., Inc.	155,080	$20,238
Badger Meter, Inc.	51,938	9,058
Core & Main, Inc. Class A(1)	357,052	18,556
Danaher Corp.	34,748	7,955
Ecolab, Inc.	90,879	23,858
Energy Recovery, Inc.(1)	301,487	4,067
Essential Utilities, Inc.	640,271	24,561
Ferguson Enterprises, Inc.	19,095	4,251
Franklin Electric Co., Inc.	110,184	10,526
IDEX Corp.	44,675	7,949
Mueller Water Products, Inc. Class A	547,963	13,052
Pentair plc	250,547	26,092
Tetra Tech, Inc.	128,648	4,315
Thermo Fisher Scientific, Inc.	16,191	9,382
Valmont Industries, Inc.	46,903	18,870
Veralto Corp.	356,391	35,561
Waste Management, Inc.	38,217	8,397
Watts Water Technologies, Inc. Class A	33,888	9,354
Xylem, Inc.	366,342	49,888
Zurn Elkay Water Solutions Corp.	147,169	6,842
		332,991

Total Common Stocks (Identified Cost $328,598)		530,158

Total Long-Term Investments—99.6% (Identified Cost $328,598)		530,158

TOTAL INVESTMENTS—99.6% (Identified Cost $328,598)		$530,158
Other assets and liabilities, net—0.4%		2,103
NET ASSETS—100.0%		$532,261

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	63%
United Kingdom	14
Brazil	6
Switzerland	6
Canada	4
France	3
Japan	2
Other	2
Total	100%
† % of total investments as of December 31, 2025.
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$530,158	$530,158
Total Investments	$530,158	$530,158
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Water Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.